UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-226123-09

Central Index Key Number of the issuing entity:     0001814389

JPMDB Commercial Mortgage Securities Trust 2020-COR7

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-226123

Central Index Key Number of the depositor:     0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association

(Central Index Key Number 0000835271)

LoanCore Capital Markets LLC

(Central Index Key Number 0001555524)

German American Capital Corporation

(Central Index Key Number 0001541294)

Goldman Sachs Mortgage Company

(Central Index Key Number 0001541502)

Kunal K. Singh, (212) 834-5467

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “June 17 Form ABS-EE”), filed with the Securities and Exchange Commission on June 17, 2020, with respect to JPMDB Commercial Mortgage Securities Trust 2020-COR7, Commercial Mortgage Pass-Through Certificates, Series 2020-COR7. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the June 17 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 23, 2020

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.
By:	/s/ Kunal K. Singh
Name: Kunal K. Singh
Title: President and Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)